BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
BUSINESS COMBINATIONS
3. BUSINESS COMBINATIONS

Hangzhou eHi Car Sales and Services Co., Ltd., (Formerly called Hangzhou Deyu Car Dealing Services Co., Ltd., renamed on December 5, 2017)

In March 2016, to expand its operations, the Company acquired 100% of the equity interests in Hangzhou Deyu Car Dealing Services Co., Ltd. (“Deyu”), holding a number of vehicles plates in Hangzhou, where the local government had promulgated policies controlling the number of new local vehicle plates issued. The total purchase price for the transaction was RMB3,229,998 which was funded from the Company’s existing cash resources and fully paid in March 2016. Beginning March 31, 2016, the date of acquisition, Deyu has been fully consolidated into the Company’s financial statements. The allocation of the purchase price at the date of acquisition is summarized as follows:

RMB
Net assets	45,374
Identifiable intangible assets —vehicles plates	4,246,166
Deferred tax liabilities	(1,061,542)
Total	3,229,998

The intangible assets acquired through the Company's acquisition of Deyu are considered to be indefinite-lived and are therefore not subject to amortization.

The Company's business combination completed during the year ended December 31, 2016 did not have a material impact on the Company’s consolidated statements of operations and therefore pro forma disclosures have not been presented.